Fees Summary	Oct. 13, 2026 USD ($)
Fees Summary [Line Items]
Previously Paid Amount	$ 7,416.06
Total Fee Amount	7,416.06
Total Transaction Valuation	53,700,636.19
Total Offset Amount	0.00
Net Fee	$ 0.00
Offering Table N/A
Offset Table N/A	N/A